Ford Credit Auto Owner Trust 2010-A	Exhibit 99
Monthly Investor Report

Collection Period	November 2011
Payment Date	12/15/2011
Transaction Month	20

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,103,432.86

Principal:
Principal Collections	$16,102,589.07
Prepayments in Full	$8,196,735.40
Liquidation Proceeds	$529,811.61
Recoveries	$31,350.65

Sub Total	$24,860,486.73

Collections	$26,963,919.59

Purchase Amounts:
Purchase Amounts Related to Principal	$345,614.74
Purchase Amounts Related to Interest	$2,615.70

Sub Total	$348,230.44

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$27,312,150.03

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	November 2011
Payment Date	12/15/2011
Transaction Month	20

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,312,150.03
Servicing Fee	$485,211.11	$485,211.11	$0.00	$0.00	$26,826,938.92
Interest—Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,826,938.92
Interest—Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$26,826,938.92
Interest—Class A-3 Notes	$332,875.12	$332,875.12	$0.00	$0.00	$26,494,063.80
Interest—Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$26,234,988.80
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,234,988.80
Interest—Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$26,156,733.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,156,733.38
Interest—Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$26,099,310.05
Third Priority Principal Payment	$1,202,951.25	$1,202,951.25	$0.00	$0.00	$24,896,358.80
Interest—Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$24,824,133.80
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,824,133.80
Regular Principal Payment	$21,400,000.00	$21,400,000.00	$0.00	$0.00	$3,424,133.80
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,424,133.80
Residual Released to Depositor	$0.00	$3,424,133.80	$0.00	$0.00	$0.00

Total		$27,312,150.03

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$1,202,951.25
Regular Principal Payment	$21,400,000.00

Total	$22,602,951.25

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,602,951.25	$59.17	$332,875.12	$0.87	$22,935,826.37	$60.04
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38

Total	$22,602,951.25	$20.73	$799,853.87	$0.73	$23,402,805.12	$21.47

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	November 2011
Payment Date	12/15/2011
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$302,613,743.20	0.7921826	$280,010,791.95	0.7330125
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$522,063,743.20	0.4788477	$499,460,791.95	0.4581158

Pool Information
Weighted Average APR		4.397%		4.392%
Weighted Average Remaining Term		39.97		39.19
Number of Receivables Outstanding		36,761		35,980
Pool Balance		$582,253,329.30		$556,728,846.91
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$522,063,743.20		$499,460,791.95
Pool Factor		0.4852112		0.4639407

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$57,268,054.96
Targeted Overcollateralization Amount	$57,268,054.96
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$57,268,054.96

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	November 2011
Payment Date	12/15/2011
Transaction Month	20

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		113	$349,731.57
(Recoveries)		60	$31,350.65

Net Losses for Current Collection Period			$318,380.92
Cumulative Net Losses Last Collection Period			$5,278,773.20

Cumulative Net Losses for all Collection Periods			$5,597,154.12

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.66%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.63%	519	$9,061,999.96
61-90 Days Delinquent	0.15%	51	$826,858.63
91-120 Days Delinquent	0.07%	20	$369,560.00
Over 120 Days Delinquent	0.15%	41	$807,714.88

Total Delinquent Receivables	1.99%	631	$11,066,133.47

Repossession Inventory:
Repossessed in the Current Collection Period		31	$590,242.21
Total Repossessed Inventory		43	$853,307.88

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7642%
Preceding Collection Period			0.8563%
Current Collection Period			0.6709%
Three Month Average			0.7638%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2289%
Preceding Collection Period			0.2639%
Current Collection Period			0.3113%
Three Month Average			0.2680%